Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Text block 1 [Abstract]
Products	¥ 2,796,831	¥ 2,317,143
Work in process	496,471	530,915
Raw materials	1,117,950	1,239,535
Supplies and other	194,116	168,021
Total	¥ 4,605,368	¥ 4,255,614